Income Taxes Tax jurisdiction (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency [Line Items]
Summary of Income Tax Examinations [Table Text Block]	The Company operates in multiple tax jurisdictions, both within the U.S. and outside of the U.S. The Company is no longer subject to income tax examinations by tax authorities in its major tax jurisdictions as follows:Tax Jurisdiction Tax Years No Longer Subject to ExaminationUnited States 2008 and priorUnited Kingdom 2010 and priorSpain Generally 2007 and prior*